Trade receivables, prepayments and other receivables - Summary of the aging analysis of trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables, prepayments and other receivables
Trade receivables gross	¥ 531,930	¥ 318,044
Within 1 year
Trade receivables, prepayments and other receivables
Trade receivables gross	378,383	179,986
More than 1 year
Trade receivables, prepayments and other receivables
Trade receivables gross	¥ 153,547	¥ 138,058